Inventories Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following components:

	December 31
	2011	2010
	(Dollars in Millions)
Raw materials	$167	$120
Work-in-process	174	174
Finished products	64	76
	405	370
Valuation reserves	(24)	(6)
	$381	$364